Offerings - Offering: 1	Jul. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	15,500,000
Proposed Maximum Offering Price per Unit	16.03
Maximum Aggregate Offering Price	$ 248,465,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,313.02
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.001 per share ("Class A Common Stock") of ITG, Inc. (the "Company") which become issuable under the ITG, Inc. Omnibus Incentive Plan (the "Plan") by reason of any share split, share combination, share dividend, exchange of shares or other recapitalization, merger or any other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding Class A Common Stock. (b) Includes additional shares of Class A Common Stock reserved for future issuance pursuant to the annual "evergreen increase" and for delivery with respect to awards issued under the Plan, which include shares of Class A Common Stock that may again become available for delivery with respect to awards under the Plan pursuant to share counting, share recycling and other terms and conditions of the Plan. (c) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee. Represents the average of the high and low sales prices of the Class A Common Stock as reported on the Nasdaq Stock Market LLC on July 2, 2026 (such date being within 5 business days prior to the date of filing this Registration Statement).